Accrued Liabilities (Details) - USD ($)	Nov. 30, 2021	Nov. 30, 2020
Accrued Liabilities
Professional fees	$ 106,417	$ 144,866
Board of Directors fees	189,220	230,812
Litigation settlement fee (Note 16)	400,000	600,000
Interest	472,357	266,498
Other	1,104,616	538,096
Accrued liabilities	$ 2,272,610	$ 1,780,272